Concentrations (Details) - Schedule of Details of Customers Accounts Receivable - Accounts Receivable [Member] - Customer Concentration Risk [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable, Amount	$ 4,615,308	$ 5,274,060	$ 4,256,804
Accounts receivable, Percentage	67.00%	67.00%	66.00%
Customer B [Member]
Concentration Risk [Line Items]
Accounts receivable, Amount	$ 1,901,481	$ 1,864,208	$ 1,027,238
Accounts receivable, Percentage	28.00%	24.00%	16.00%
Customer C [Member]
Concentration Risk [Line Items]
Accounts receivable, Amount		$ 399,465	$ 963,034
Accounts receivable, Percentage		5.00%	15.00%
Major Customers [Member]
Concentration Risk [Line Items]
Accounts receivable, Amount	$ 6,516,789	$ 7,537,733	$ 6,247,076
Accounts receivable, Percentage	95.00%	96.00%	97.00%